Trade Receivables - Changes in Allowance for Impairment Losses on Trade Receivables (Detail) - Trade receivables [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 8,402	¥ 8,620	¥ 8,845
Remeasurement	490	274	297
Write-offs	(133)	(1,114)	(757)
Exchange differences on translating foreign operations	(293)	622	235
Balance at end of year	¥ 8,466	¥ 8,402	¥ 8,620